[LOGO
ROTHSCHILD
ASSET MANAGEMENT]


                                  FIVE ARROWS
                                   SHORT-TERM
                                INVESTMENT TRUST














REPORT &
ACCOUNTS
for period ended
December 31, 1997

                                     [LOGO]

                                    Contents


Investment Adviser's Commentary                                           2

Report of Independent Accountants                                         3


FIVE ARROWS SHORT-TERM INVESTMENT TRUST


Statements of Assets and Liabilities                                      4

Statements of Operations                                                  5

Statements of Changes in Net Assets                                       6

Notes to the Financial Statements                                     7 - 9

Financial Highlights                                                     10


INTERNATIONAL CURRENCY FUND


Report of Independent Accountants                                        11

Portfolios of Investments                                           12 - 13

Statements of Assets and Liabilities                                     14

Statements of Operations                                                 15

Statements of Changes in Net Assets                                      16

Notes to Financial Statements                                       17 - 18

Financial Highlights                                                     19

                                     [LOGO]

                         INVESTMENT ADVISER'S COMMENTARY


At year-end, net assets in the International Currency Fund totalled (pound)128 million in the Pound Sterling Portfolio and $54 million in the United States Dollar Portfolio. These figures represent substantial gains from the end of June 1997 when the totals were (pound)96.1 million and $24.5 million respectively. In general the sterling and dollar funds have both achieved their investment targets. Both funds have at all times been fully compliant with the rules of their regulators and the guidelines of their rating agency.

The second half of 1997 has seen substantial swings in market expectations. Rather strong growth has occurred in both the UK and US. However, cyclical concern came to the fore in the third quarter. In the UK, in particular, the newly autonomous Bank of England raised rates in several 25 basis points increments in order to slow the ongoing expansion which threatened the Bank's inflation target. Expectation of further rate above trend growth was widespread and the yield curve steepened in expectation of further rate rises later in 1997-98.

The onset of the crisis in Asia, however, has shifted, at least temporarily, market concerns away from inflation and toward deflation. Implied forward rates in money markets (UK and US) have retreated steadily in the fourth quarter and are now pricing in only modest rate changes, up and down, for all of 1998. In consequence yield curves have flattened substantially and, in our view, by too much.

Economic data released thus far in January in the UK all points to continuing strength in the UK economy despite the strength of sterling and the crisis in Asia. Thus, we believe that UK rates have not yet peaked and that the Bank of England will again raise rates at least once more before the spring.

Above trend growth has also continued apace in the US, inflation has been surprisingly quiescent even as labour market tightening and monetary stimulus have failed to rekindle much pressure. Consequently, the Federal Reserve has not raised rates since last March. Given the strong growth experienced over the second half of 1997, it was an open question as to whether or not rates would have been raised in November or December to slow the expansion in the absence of heightened concerns from Asia.

Looking ahead, we expect a significant co-ordinated effort among governments, agencies and financial intermediaries to begin to come to grips with the reflation of Asia's financial sector. The impact on market psychology, underpinned by the current momentum in the G7 economies excepting Japan, should diminish deflationary expectations and may well lead to US rates rising again by next summer.

The United States Dollar Fund, the Pound Sterling Fund, the Canadian Dollar Fund and the Deutschemark Fund are money market Funds. The Pound Sterling Fund, the Canadian Dollar Fund and the Deutschemark Fund gained Stock Exchange Commission approval to operate as money market Funds on September 26, 1997.

The seven day yield for the Five Arrows Short-Term Investment Trust Share class of the United States Dollar Fund at December 31, 1997 was 5.49% (U.S.$).

* An investment in the Funds is neither insured nor guaranteed by the US Government. Yields will fluctuate, and there can be no assurance that a Fund will be able to maintain a stable NAV.

                                     [LOGO]

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of Five Arrows Short-Term Investment
Trust:

We have audited the accompanying statements of assets and liabilities of each series Five Arrows Short-Term Investment Trust, comprised of the United States Dollar Fund, Pound Sterling Fund, Canadian Dollar Fund and the Deutsche Mark Fund, (the "Funds"), as of December 31, 1997, the related statement of operations, the statement of changes in net assets and the financial highlights for the periods then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each series of Five Arrows Short-Term Investment Trust as of December 31, 1997, the results of operations, the changes in its net assets and their financial highlights for the period then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts.                                 COOPERS & LYBRAND L.L.P.

Dated: February 26, 1998

                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                   (LOCAL CURRENCIES) AS AT DECEMBER 31, 1997



                                                   UNITED STATES        POUND             CANADIAN      DEUTSCHE MARK
                                                    DOLLAR FUND    STERLING FUND***     DOLLAR FUND***      FUND***
                                                         $             (POUND)                C$              DEM

ASSETS:
   Investment in International Currency Fund          8,315,447                10                 10               10
   Deferred organizational costs                         48,880            37,000             82,000           99,000
   Receivable from Manager                               10,068                 -                  -                -
   Prepaid expenses                                       5,208                 -                  -                -

                                                   ------------------------------------------------------------------------
TOTAL ASSETS                                          8,379,603            37,010             82,010           99,010
                                                   ------------------------------------------------------------------------

LIABILITIES:
   Amounts payable to Manager                            61,000            37,000             82,000           99,000
   Distribution payable from net investment income       30,541                 -                  -                -
   Legal fees payable                                     9,902                 -                  -                -
   Audit fees payable                                     6,420                 -                  -                -
   Shareholder service fees payable                         993                 -                  -                -
   Administration fees payable                              235                 -                  -                -
   Other accrued expenses                                 1,184                 -                  -                -
                                                   ------------------------------------------------------------------------
TOTAL LIABILITIES                                       110,275            37,000             82,000           99,000
                                                   ------------------------------------------------------------------------
NET ASSETS                                            8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

NET ASSETS
   Five Arrows Shares                                 8,269,328                10                 10               10
   Five Arrows Service Shares                                 -                 -                  -                -
                                                   ------------------------------------------------------------------------
                                                      8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

SHARES OUTSTANDING
   Five Arrows Shares                                 8,269,328                10                 10               10
   Five Arrows Service Shares                                 -                 -                  -                -
                                                   ------------------------------------------------------------------------
TOTAL SHARES OUTSTANDING                              8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

NET ASSET VALUE, OFFERING & REDEMPTION
                                                   ------------------------------------------------------------------------
PRICE PER SHARE                                            1.00              1.00               1.00             1.00
                                                   ------------------------------------------------------------------------

COMPOSITION OF NET ASSETS:
   Shares of common stock, at par                           827                 -                  -                -
   Additional paid-in capital                         8,268,501                10                 10               10
                                                   ------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1997                         8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

*** not yet commenced operations

                           See notes to financial statements

                                       4

                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
           (local currencies) For the period ended December 31, 1997



                                                   UNITED STATES         POUND             CANADIAN         DEUTSCHE MARK
                                                   DOLLAR FUND*      STERLING FUND***     DOLLAR FUND***       FUND***
                                                         $               (POUND)               C$                DEM
INVESTMENT INCOME:
   Investment income allocated from
   International Currency Fund                          210,153                 -                  -                -
                                                   ------------------------------------------------------------------------

   Expenses                                              30,023                 -                  -                -
   Less: Fee waivers                                     (7,534)                -                  -                -
   Less: International Currency Fund
   expense reimbursement                                (12,205)                -                  -                -
                                                   ------------------------------------------------------------------------
   NET EXPENSES                                          10,284                 -                  -                -
                                                   ------------------------------------------------------------------------
NET INVESTMENT INCOME
FROM INTERNATIONAL CURRENCY FUND                        199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

FUND EXPENSES:
   Administration fees                                    1,875                 -                  -                -
   Shareholder servicing fees                            12,047                 -                  -                -
   Printing fees                                         26,330                 -                  -                -
   Amortization of organization costs                    12,120                 -                  -                -
   Registration fees                                      9,835                 -                  -                -
   Legal fees                                            10,507                 -                  -                -
   Audit fees                                             6,420                 -                  -                -
   Other operating expenses                               4,817                 -                  -                -
                                                   ------------------------------------------------------------------------
TOTAL EXPENSES                                           83,951                 -                  -                -
   Less Fee waivers and reimbursements                                          -                  -                -
   by the Advisor and Administrator                     (83,951)
                                                   ------------------------------------------------------------------------
TOTAL NET EXPENSES                                            -                 -                  -                -
                                                   ------------------------------------------------------------------------

NET INVESTMENT INCOME                                   199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                               199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

* for period March 26, 1997 (commencement of operations) to December 31, 1997 *** not yet commenced operations

                         See notes to financial statements

                                       5
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                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
           (local currencies) For the period ended December 31, 1997



                                                   UNITED STATES             POUND              CANADIAN      DEUTSCHE MARK
                                                    DOLLAR FUND*         STERLING FUND***     DOLLAR FUND***     FUND***
                                                         $                  (POUND)                C$              DEM


INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment income                                199,869                 -                  -                -
                                                   ------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          199,869                 -                  -                -
                                                   ------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -
   Five Arrows Shares                                  (199,869)                -                  -                -
   Net investment income -
   Five Arrows Service Shares                                 -                 -                  -                -
                                                   ------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM SHAREHOLDER DISTRIBUTIONS                         (199,869)                -                  -                -
                                                   ------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                         18,651,422                10                 10               10
   Dividends reinvested                                 169,328                 -                  -                -
   Cost of shares redeemed                          (10,551,422)                -                  -                -
                                                   ------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS                       8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

CHANGE IN NET ASSETS                                  8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

NET ASSETS:
   Beginning of period                                        -                 -                  -                -
                                                   ------------------------------------------------------------------------
   End of period                                      8,269,328                10                 10               10
                                                   ------------------------------------------------------------------------

* for period March 26, 1997 (commencement of operations) to December 31, 1997. *** not yet commenced operations

                       See notes to financial statements

NOTE 1 - ORGANIZATION

Five Arrows Short Term Investment Trust, a Delaware business trust ("the Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. At December 31, 1997 the Trust consisted of four Funds, the United States Dollar Fund, the Pound Sterling Fund, the Canadian Dollar Fund and the Deutsche Mark Fund, (individually a "Fund" and collectively the "Funds").

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the corresponding portfolio of the International Currency Fund, (individually a "Portfolio" and collectively the "Portfolios"), which has the same investment objectives as that of such Fund. The value of each Fund's investment in each Portfolio included in the accompanying statements of assets and liabilities reflects each Fund's proportionate beneficial interest in the net assets of that Portfolio. At December 31, 1997, the Funds held proportionate interests in the corresponding Portfolios in the following amounts:

--------------------------------------------------------------------------------
United States Dollar Fund                         15.4%
--------------------------------------------------------------------------------
Pound Sterling Fund                               00.0%
--------------------------------------------------------------------------------
Canadian Dollar Fund                              00.0%
--------------------------------------------------------------------------------
Deutsche Mark Fund                                00.0%
--------------------------------------------------------------------------------



The financial statements of each Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with each Fund's financial statements.

BISYS Fund Services Limited Partnership ("BISYS") serves as the Trust's administrator. Its affiliates, Five Arrows Fund Distributors Inc., (the "Distributor") and BISYS Fund Services Inc., (the "Transfer Agent"), act as the distributor and transfer/dividend disbursing agent to the Funds, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS:

The Funds record respective investments in the Portfolios of International Currency Fund at value. The valuation of securities held by the International Currency Fund is discussed in the notes to the International Currency Fund Financial Statements included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES:

The Funds record their proportionate share of the investment income, expenses and realized gains and losses recorded by the corresponding Portfolio on a daily basis. The investment income, expenses and realized gains and losses are allocated daily to investors in each Portfolio based upon the value of their investments in each Portfolio. Such investments are adjusted on a daily basis.

Expenses directly attributable to each Fund are charged directly to the respective Fund, while general Trust expenses attributable to more than one Fund of the Trust are allocated among the respective Funds on the basis of their relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Each Fund's net investment income, if any, is declared daily in respect of each class of share and paid monthly to shareholders of record on the date of declaration. Dividends from each class of share are automatically reinvested in additional shares of that class at net asset value unless the shareholders specifically elect to receive dividends in the form of cash. Net realized gains on portfolio securities, if any, are distributed at least annually. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carryforwards, and deferral of certain losses.

FEDERAL INCOME TAXES:

Under Subchapter M of the Internal Revenue Code as amended (the "Code"), the Funds will be treated as separate corporations for U.S. federal income tax purposes. It is intended that each Fund will qualify for each fiscal year as a "regulated investment company" under the Code by complying with certain requirements of the Code regarding sources of income, diversification of assets, and distribution of income to shareholders, although no assurance can be given in this regard. As regulated investment companies, the Funds will not be liable for U.S. federal income taxes on the net investment income and capital gains distributed to shareholders in accordance with the applicable provisions of the Code. Since it is intended that each Fund will distribute all of its net income and net capital gain each year, each Fund should avoid all U.S. federal income taxes.

Each Fund will determine its income in terms of its Designated Currency and, in the case of each Fund other than the United States Dollar Fund, will translate its net income for each year from its Designated Currency into U.S. dollars for U.S. federal income tax purposes. Under current Treasury regulations, regulated investment companies are normally required to recognize for U.S. federal income tax purposes income or loss attributable to changes in exchange rates between the U.S. dollar and the Fund's Designated Currency (i.e. currency gain or loss) absent a ruling to the contrary from the Internal Revenue Service. Recognition of currency gain in excess of currency loss in any given year would require the affected fund to pay dividends in excess of its interest income in order to pay out all income as calculated for U.S. federal income tax purposes. In reliance upon a ruling from the U.S. Internal Revenue Service, the Trust calculates the income of each Fund without recognising currency gain or loss.

ORGANIZATIONAL EXPENSES:

The Funds incurred certain costs in connection with their organization. The Funds are expected to reimburse the Investment Adviser for the payment of these expenses made in advance by the Manager. These costs have been deferred and are being amortized on a straightline basis over five years from the date of commencement of operations by each of the Funds.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an Administration Agreement with BISYS and a Distribution Agreement with the Distributor.

As Administrator, BISYS is responsible for coordinating and generally administering the operation of the Funds' business. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets. BISYS has agreed to provide a wide range of services to the Funds, including maintaining the Funds' offices, providing statistical and research data, coordinating the preparation of reports to shareholders, calculating and providing for the calculation of net asset values of Fund shares, dividends and capital gains distributions to shareholders and performing other administrative functions necessary for the smooth operation of the Funds.

The Portfolios' Investment Adviser has voluntarily agreed to waive such portion of its advisory fee, pro rata as is necessary to cause the annualized total expenses of each class of shares of a Fund not to exceed a specified percentage of such class' average daily net assets (0.275% in the case of the Five Arrows share class of the United States Dollar Fund and 0.35% in the case of the Five Arrows share class of each other Fund). Similarly, for the Five Arrows Service share class these percentages are 0.625% for the United States Dollar Fund and 0.70% for the other three Funds. If this waiver is not sufficient to cause the total expenses of any Fund not to exceed the specified percentage of average daily net assets, the Investment Adviser has agreed to reimburse such other expenses of the applicable Fund as is necessary to keep total expenses from exceeding the specified percentage. This undertaking has remained in effect for the fiscal period ended December 31, 1997, and will remain in effect thereafter at the discretion of the Investment Adviser. The Investment Adviser and Administrator waived fees and reimbursed expenses in the following amounts so that the Funds could meet these expense limitations:

--------------------------------------------------------------------------------
United States Dollar Fund                      $103,690
--------------------------------------------------------------------------------
Pound Sterling Fund                                 nil
--------------------------------------------------------------------------------
Canadian Dollar Fund                                nil
--------------------------------------------------------------------------------
Deutsche Mark Fund                                  nil
--------------------------------------------------------------------------------

The Distributor, the Transfer Agent and the Custodian may also from time to time otherwise voluntarily waive their respective fees. No fee waivers may be recouped beyond the end of any fiscal year.

The Funds have adopted a 12b-1 Plan (the "Plan") in accordance with Rule 12b-1 promulgated under the Act. The Plan provides that each Fund will make payments to the Distributor equal to 0.50% (on an annual basis) of the average daily value of the net assets of such Fund's Five Arrows Service class of shares. The 12b-1 fee has two components: a service fee and a distribution fee. The plan provides that each of these components will be paid at an annual rate of 0.25% of the average daily value of the net assets of such Fund's Five Arrows Service class of shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee component in order to limit payments of the 12b-1 fee to a total of 0.35% (on an annual basis) of the average daily net assets of the Five Arrows Service class shares of any Fund. This waiver has remained in effect for the fiscal period ended December 31, 1997 and will remain in effect thereafter at the discretion of the Distributor. The Distributor has reserved the right to terminate or revise this undertaking with respect to any period after December 31, 1997. For the period ended December 31, 1997, the Funds paid the following amounts to the Distributor in connection with the Plan:

--------------------------------------------------------------------------------
United States Dollar Fund                           nil
--------------------------------------------------------------------------------
Pound Sterling Fund                                 nil
--------------------------------------------------------------------------------
Canadian Dollar Fund                                nil
--------------------------------------------------------------------------------
Deutsche Mark Fund                                  nil
--------------------------------------------------------------------------------


NOTE 4 - TRUSTEE'S FEES

The Trust has to date paid no compensation to the Trustees of the Trust and it will not pay any compensation to those Trustees affiliated with the Investment Adviser, the Administrator or the Distributor. The Trust will not pay any compensation to the Trust's officers.

NOTE 5 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended December 31, 1997 are summarized below:


FIVE ARROWS SHARES

                                         UNITED STATES                 POUND             CANADIAN      DEUTSCHE MARK
                                           DOLLAR FUND         STERLING FUND          DOLLAR FUND               FUND

Shares subscribed                           18,651,422                   nil                  nil                nil
Shares issued in reinvestment
of dividends                                   169,328                   nil                  nil                nil
Shares redeemed                            (10,551,422)                  nil                  nil                nil
                                         -----------------------------------------------------------------------------
Net increase                                 8,269,328                   nil                  nil                nil
                                         -----------------------------------------------------------------------------

                                     [LOGO]

                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS

                     For the period ended December 31, 1997

Contained below is the per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

UNITED STATES DOLLAR FUND (d)

                                                                                      FIVE ARROWS   FIVE ARROWS
                                                                                      SHARES*       SERVICE SHARES***

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                                              $1.00           -

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                     0.04           -
                                                                                      -------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                                                      0.04           -
                                                                                      -------------------------------------
LESS DISTRIBUTIONS:
   Net investment income                                                                    (0.04)          -
TOTAL DISTRIBUTIONS                                                                         (0.04)          -
                                                                                      -------------------------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                                                    $1.00           -
                                                                                      -------------------------------------
TOTAL RETURN                                                                                 4.18% (b)      -
                                                                                      -------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (`000)                                                        $8,269           -
   Ratio of expenses to average net assets after waivers and reimbursements                 0.275% (c)      -
   Ratio of net investment income to average net assets after waivers                        5.33% (c)      -
   and reimbursements
   Ratio of expenses to average net assets  (a)                                              3.04% (c)      -
   Ratio of net investment income to average net assets  (a)                                 2.56% (c)      -


* for period March 26, 1997 (commencement of operations) to December 31, 1997. *** not yet commenced operations
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(b) Not annualized
(c) Annualized
(d) Per share amounts and ratios/supplemental data reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the related Portfolio.

                       See notes to financial statements

                                     [LOGO]

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of International Currency Fund:

We have audited the accompanying statements of assets and liabilities of each series of International Currency Fund, comprised of the United States Dollar Portfolio, Pound Sterling Portfolio, Canadian Dollar Portfolio and Deutschmark Portfolio, (the "Portfolios"), including the portfolios of investments for the United States Dollar Portfolio and the Pound Sterling Portfolio as of December 31, 1997, the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended. These financial statements and the financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of International Currency Fund as of December 31, 1997, the results of operations, the changes in their net assets and their financial highlights for the periods then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts.                                 COOPERS & LYBRAND L.L.P.
Dated: February 26, 1998

                                     [LOGO]


                           INTERNATIONAL CURRENCY FUND


                         UNITED STATES DOLLAR PORTFOLIO
                   PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

 PRINCIPAL         DESCRIPTION                            RATE          MATURITY           MOODYS/        AMORTISED
  AMOUNT                                                                   DATE            S&P (a)             COST

                  TIME DEPOSITS -- 40.72%
                  BANKS

 2,000,000        ABN                                     5.69%          01/07/98           P1/A1+         $2,000,000
 2,000,000        Bank of Montreal                        5.69%          01/07/98           P1/A1+          2,000,000
 2,000,000        Credit Anstalt Bankverein               5.94%          01/07/98           P1/A1           2,000,000
 2,000,000        Commerzbank, London                     6.00%          01/05/98           P1/A1+          2,000,000
 2,000,000        Swiss Bank Corporation                  5.88%          01/05/98           P1/A1+          2,000,000
 2,000,000        Den Danske Bank, London                 5.80%          01/07/98           P1/A1           2,000,000
 2,000,000        Dresdner Bank                           5.75%          01/06/98           P1/A1+          2,000,000
 2,000,000        Lloyds Bank, London                     5.88%          01/06/98           P1/A1+          2,000,000
 2,000,000        Rabobank                                5.88%          01/05/98           P1/A1+          2,000,000
 2,000,000        Royal Bank of Canada                    6.00%          01/05/98           P1/A1+          2,000,000
 2,000,000        Royal Bank of Scotland                  5.69%          01/06/98           P1/A1+          2,000,000
                                                                                                          -----------
                  TOTAL TIME DEPOSITS                                                                      22,000,000
                                                                                                          -----------

                  CERTIFICATES OF DEPOSIT -- 6.48%

 1,000,000        Bank of Nova Scotia                     5.74%          01/26/98           P1/A1+            999,846
 1,500,000        Barclays Bank, Canada                   5.84%          01/05/98           P1/A1+          1,499,980
 1,000,000        Suedwestdeutsche Landesbank Euro        5.66%          01/05/98           P1/A1+            999,948
                                                                                                          -----------
                  TOTAL CERTIFICATES OF DEPOSIT                                                             3,499,774
                                                                                                          -----------

                  COMMERCIAL PAPER -- 3.70%

 2,000,000        Halifax Building Society                6.03%          01/07/98           P1/A1+          1,997,995
                                                                                                          -----------
                  REPURCHASE AGREEMENTS -- 49.23%

13,300,000        Credit Suisse First Boston, dated
                  12/31/97, with a maturity value of
                  $13,304,618 (Collateralized by
                  $13,830,000 (par value) zero coupon
                  various U.S. Government Federal Home
                  Loan Notes, due 03/10/98, 01/21/98,
                  with a market value of $13,599,512)     6.25%          01/02/98           P1/A1+         13,300,000

13,300,000        Merrill Lynch dated 12/31/97, with a
                  maturity value of $13,304,803
                  (Collateralized by $19,885,000 (par
                  value) zero coupons various U.S.
                  Government Federal National Mortgage
                  Association Medium Term Notes due
                  10/08/03, 04/08/04 & 10/08/04, with
                  a market value of $13,567,536)          6.50%          01/02/98           P1/A1+         13,300,000
                                                                                                          -----------
                  TOTAL REPURCHASE AGREEMENTS                                                              26,600,000
                                                                                                          -----------


                  TOTAL INVESTMENTS AT AMORTISED COST-- 100.13%                                            54,097,769

                  Liabilities in excess of other assets-- (0.13%)                                             (70,328)
                                                                                                          -----------
                  NET ASSETS-- 100.0%                                                                     $54,027,441
                                                                                                          -----------



Percentages indicated are based on net assets of $54,027,441

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of December 31, 1997. Ratings are not covered by the report of independent accountants.





                       See notes to financial statements

                                     [LOGO]


                          INTERNATIONAL CURRENCY FUND


                            POUND STERLING PORTFOLIO
                   PORTFOLIO OF INVESTMENTS DECEMBER 31, 1997

PRINCIPAL         DESCRIPTION                              RATE         MATURITY            MOODYS/         AMORTISED
AMOUNT                                                                       DATE           S&P (a)              COST

                  TIME DEPOSITS -- 41.98%
                  BANKS

6,000,000         Bank of Montreal                       7.25%           01/02/98           P1/A1+   (pound)6,000,000
6,000,000         Barclays                               7.19%           01/02/98           P1/A1+          6,000,000
6,000,000         Commerzbank                            7.25%           01/02/98           P1/A1+          6,000,000
6,000,000         Den Danske Bank                        7.25%           01/02/98           P1/A1           6,000,000
6,000,000         Republic National Bank, New York       7.00%           01/02/98           P1/A1+          6,000,000
6,000,000         Royal Bank of Canada                   7.25%           01/02/98           P1/A1+          6,000,000
5,752,000         Royal Bank of Scotland, London         6.94%           01/02/98           P1/A1+          5,752,000
6,000,000         Bank of Nova Scotia                    7.25%           01/02/98           P1/A1+          6,000,000
6,000,000         Toronto Dominion Bank                  7.25%           01/02/98           P1/A1+          6,000,000
                                                                                                          -----------
                  TOTAL TIME DEPOSITS                                                                      53,752,000
                                                                                                          -----------

                  CERTIFICATES OF DEPOSIT -- 16.40%
                  BANKS

5,000,000         BNP                                    7.47%           01/06/98           P1/A1           5,000,000
5,000,000         Halifax                                7.48%           01/16/98           P1/A1+          5,000,000
6,000,000         NationsBank                            7.47%           02/23/98           P1/A1+          6,000,000
5,000,000         Westdeutsche Landesbank                7.50%           01/27/98           P1/A1+          5,000,000
                                                                                                          -----------
                  TOTAL CERTIFICATES OF DEPOSIT                                                            21,000,000
                                                                                                          -----------

                  COMMERCIAL PAPER -- 41.55%
                  BANKS

6,000,000         ANZ Melbourne                          7.49%           02/18/98           P1/A1           5,940,748
5,000,000         National Australia Bank                7.11%           01/02/98           P1/A1+          4,999,024

                  CONSUMER CREDIT
6,000,000         Avco Trust Plc                         7.54%           02/17/98           P1/A1           5,941,654

                  DIVERSIFIED FOOD
5,000,000         Nestle                                 7.36%           01/09/98           P1/A1+          4,991,883
                  FINANCIAL SERVICES
6,000,000         General Electric Capital Corporation   7.42%           02/24/98           P1/A1+          5,934,002

                  INSURANCE
5,000,000         Commercial Union                       7.52%           01/20/98           P1/A1+          4,980,666
                  LEASING
3,500,000         ABN Lease Holdings                     7.00%           01/05/98           P1/A1+          3,497,147

                  PRINTING
6,000,000         Xerox Capital Europe                   7.37%           01/30/98           P1/A1           5,964,625

                  UTILITIES
5,000,000         Scottish Power                         7.53%           01/16/98           P1/A1           4,984,717
6,000,000         Scottish Hydro Electric                7.36%           01/30/98           P1/A1           5,964,672
                                                                                                          -----------

                  TOTAL COMMERCIAL PAPER                                                                   53,199,138
                                                                                                          -----------

                  TOTAL INVESTMENTS AT AMORTISED COST-- 99.93%                                            127,951,138
                  Other assets in excess of liabilities 0.07%                                                  86,764
                                                                                                          -----------
                  NET ASSETS-- 100.0%                                                              (pound)128,037,902
                                                                                                          -----------

Percentages indicated are based on net assets of (pound)128,037,902

(a) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities as of December 31, 1997. Ratings are not covered by the report of independent accountants.


                       See notes to financial statements


                                     [LOGO]

                          INTERNATIONAL CURRENCY FUND

                      STATEMENTS OF ASSETS AND LIABILITIES

                   (LOCAL CURRENCIES) AS AT DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING    CANADIAN DOLLAR    DEUTSCHEMARK
                                                DOLLAR PORTFOLIO     PORTFOLIO         PORTFOLIO***     PORTFOLIO***
                                                        $             (POUND)              C$               DEM

ASSETS:

   Investments in securities, at amortised cost      54,097,769       127,951,138               -
    (cost $54,097,769 and (pound)127,951,138,
    respectively, including Repurchase
    Agreements of $26,600,000 and
    (pound)0 respectively.)

   Deferred organisational costs                         60,030            36,211         100,000          121,000
   Cash                                                       -               986              10               10
   Interest receivable                                   38,823           160,242               -                -
   Prepaid expenses                                       1,109               717               -                -
                                                  -------------------------------------------------------------------------
TOTAL ASSETS                                         54,197,731       128,149,294         100,010          121,010
                                                  -------------------------------------------------------------------------
LIABILITIES:

   Amounts payable to Manager                            75,000            45,000         100,000          121,000
   Administration fees payable                            2,122             5,456               -                -
   Transaction fees payable                              65,048            18,434               -                -
   Advisory fees payable                                      -            19,865               -                -
   Legal fees payable                                    14,569             6,118               -                -
   Audit fees payable                                     5,904             2,639               -                -
   Custody fees payable                                   3,024             7,384               -                -
   Fund accounting fees payable                             861             2,182               -                -
   Trustees fees payable                                    536             1,896               -                -
   Other accrued expenses                                 3,226             2,418               -                -
                                                  -------------------------------------------------------------------------
TOTAL LIABILITIES                                       170,290           111,392         100,000          121,000
                                                  -------------------------------------------------------------------------

NET ASSETS, DECEMBER 31, 1997                        54,027,441       128,037,902              10               10
                                                  -------------------------------------------------------------------------


*** not yet commenced operations


                       See notes to financial statements

                                     [LOGO]

                          INTERNATIONAL CURRENCY FUND

                            STATEMENTS OF OPERATIONS

           (LOCAL CURRENCIES) FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING    CANADIAN DOLLAR    DEUTSCHEMARK
                                                DOLLAR PORTFOLIO*   PORTFOLIO**        PORTFOLIO***      PORTFOLIO***
                                                        $             (POUND)               C$               DEM

INVESTMENT INCOME:
   Interest income                                    1,686,338         4,955,525                  -                -
   Other Income                                             741                 -                  -                -
                                                  -------------------------------------------------------------------------
TOTAL INCOME                                          1,687,079         4,955,525                  -                -
                                                  -------------------------------------------------------------------------

EXPENSES:

   Advisory fees                                         60,474           146,274                  -                -
   Administration fees                                   15,118            36,568                  -                -
   Transactions fees                                     65,048            18,435                  -                -
   Trustees fees                                         40,023            24,634                  -                -
   Legal fees                                            20,819            27,786                  -                -
   Amortisation of organisation costs                    14,970             8,789                  -                -
   Audit fees                                            12,009             6,363                  -                -
   Fund accounting fees and expenses                      6,048            12,627                  -                -
   Custodian fees and expenses                            3,024             7,384                  -                -
   Other operating expenses                              19,942            12,606                  -                -
                                                  -------------------------------------------------------------------------
TOTAL EXPENSES                                          257,475           301,466                  -                -
   Fee Waivers                                         (60,474)          (126,409)                 -                -
                                                  -------------------------------------------------------------------------
TOTAL NET EXPENSES                                      197,001           175,057                  -                -
                                                  -------------------------------------------------------------------------

NET INVESTMENT INCOME                                 1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------

NET INCREASE IN NET ASSETS

RESULTING FROM OPERATIONS                             1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------

* for period from March 26, 1997 (commencement of operations) to December 31, 1997.
** for period from March 3, 1997 (commencement of operations) to December 31, 1997.
*** not yet commenced operations

                       See notes to financial statements

                                     [LOGO]

                           INTERNATIONAL CURRENCY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

           (LOCAL CURRENCIES) FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING       CANADIAN DOLLAR    DEUTSCHEMARK
                                                DOLLAR PORTFOLIO*     PORTFOLIO**           PORTFOLIO***      PORTFOLIO***
                                                        $               (POUND)                   C$             DEM

INCREASE IN NET ASSETS FROM:
Operations:

   Net investment income                              1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------
Change in net assets resulting from operations        1,490,078         4,780,468                  -                -
                                                  -------------------------------------------------------------------------

CAPITAL TRANSACTIONS:

Contributions                                       177,719,547       182,128,181                 10               10
Withdrawals                                        (125,182,184)      (58,870,747)                 -                -
                                                  -------------------------------------------------------------------------
Change in net assets
resulting from capital transactions                  52,537,363       123,257,434                 10               10
                                                  -------------------------------------------------------------------------
Change in Net Assets                                 54,027,441       128,037,902                 10               10
                                                  -------------------------------------------------------------------------

NET ASSETS:

   Beginning of period                                        -                 -                  -                -
                                                  -------------------------------------------------------------------------
   End of period                                     54,027,441       128,037,902                 10               10
                                                  -------------------------------------------------------------------------

* for period from March 26, 1997 (commencement of operations) to December 31, 1997.
** for period from March 3, 1997 (commencement of operations) to December 31, 1997.
*** not yet commenced operations


                        See notes to financial statements

                                     (LOGO)


                          INTERNATIONAL CURRENCY FUND


                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANISATION

International Currency Fund (the "Portfolio Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. At December 31, 1997 the Portfolio Trust consisted of four portfolios; the United States Dollar Portfolio, the Pound Sterling Portfolio, the Canadian Dollar Portfolio and the Deutschemark Portfolio, (individually a "Portfolio" and collectively the "Portfolios").

The investment objectives of each Portfolio are to seek to maintain a high level of liquidity, preserve capital and stability of principal expressed in the Portfolio's designated currency and, consistent with those objectives, to earn current income. A Portfolio's investment objectives are fundamental and may not be changed without the approval of its shareholders.

Rothschild International Asset Management Limited (the "Investment Adviser") serves as the Portfolio Trust's Investment Adviser. BISYS Fund Services, Limited Partnership ("BISYS") acts as Administrator to the Portfolios.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuations:

The securities of the Portfolios are valued at amortised cost, which approximates market value. The amortised cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortisation to maturity of the difference between the principal amount due at maturity and cost. In accordance with policies adopted by the Portfolio Trust in this regard, the Portfolios may not (a) purchase any instrument with an effective remaining maturity greater than thirteen months, or (b) maintain a weighted average maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognised on the accrual basis and includes, where applicable, the amortisation of premium or accretion of discount. Gains or losses realised on sales of securities are determined by comparing the amortised cost of the security sold with the net sale proceeds.

EXPENSES:

Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Portfolio Trust expenses are allocated among the respective Portfolios of the Trust on the basis of their relative net assets.

REPURCHASE AGREEMENTS:

The Portfolios will enter into repurchase agreements only with financial institutions rated by a U.S. nationally recognised statistical rating organisation (NRSRO) in the highest rating category for short term obligations and deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Portfolio Trust's Board of Trustees. During the term of any repurchase agreement, the Investment Adviser will monitor the creditworthiness of the seller, and the seller must maintain the value of the securities subject to the agreement in an amount that is greater than or equal to the repurchase price. Default or bankruptcy of the seller would, however expose the Portfolios to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act.

ORGANISATIONAL EXPENSES:

The deferred organisation costs were incurred by the Portfolios in connection with their organisation. The Portfolios are expected to reimburse the Investment Adviser for the payment of these costs made in advance by the Manager. The costs have been deferred and will be amortised on a straight line basis over a five year period from the commencement of operations by the Portfolios.

FEDERAL INCOME TAXES:

Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. As such, each U.S. investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the

                                     [LOGO]


Portfolios will be managed in such a way to satisfy the requirements of U.S. Internal Revenue Code applicable to regulated investment companies.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolio Trust acting on behalf of each of the Portfolios has an Investment Advisory Agreement with the Investment Adviser and an Administration Agreement with BISYS.

The Investment Adviser is responsible for managing the investment of the assets of the Portfolios in conformity with the stated objectives and policies of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, the Investment Adviser is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of each Portfolio of the Trust. For the period ended December 31, 1997, the Investment Adviser waived its entire fee for the United States Dollar Portfolio and partially waived its fee for the Pound Sterling Portfolio in the following amounts.

--------------------------------------------------------------------------------
United States Dollar                            $60,474
--------------------------------------------------------------------------------
Pound Sterling                                 (pound)126,409
--------------------------------------------------------------------------------
Canadian Dollar                                     nil
--------------------------------------------------------------------------------
Deutschemark                                        nil
--------------------------------------------------------------------------------

As Administrator, BISYS assists in supervising the operations of the Portfolios. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee from each Portfolio which is accrued daily and payable monthly, at an annual rate of 0.05% of each of the Portfolio's average daily net assets. For the period ended December 31, 1997 BISYS earned the following fees as Administrator for each Portfolio.

--------------------------------------------------------------------------------
United States Dollar                            $15,118
--------------------------------------------------------------------------------
Pound Sterling                                  (pound)36,568
--------------------------------------------------------------------------------
Canadian Dollar                                     nil
--------------------------------------------------------------------------------
Deutschemark                                        nil
--------------------------------------------------------------------------------

BISYS is entitled to a fee from each Portfolio which is accrued daily and payable monthly at an annual rate of 0.02% of each of the Portfolios average daily net assets. BISYS earned the following amounts for the period ended December 31, 1997 for providing accounting services to each portfolio.

United States Dollar                              $6,048
--------------------------------------------------------------------------------
Pound Sterling                                   (pound)12,627
--------------------------------------------------------------------------------
Canadian Dollar                                     nil
--------------------------------------------------------------------------------
Deutschemark                                        nil
--------------------------------------------------------------------------------

NOTE 4 - TRUSTEES AND OFFICERS COMPENSATION

The Portfolio Trust has to date paid US$40,023 and (pound)24,634 in total to the Trustees of the Portfolio Trust. The Portfolio Trust will not pay compensation to the Trustees of the Portfolio Trust affiliated with the Investment Adviser or the Administrator nor will it pay any compensation to the Trustees who are officers of the Trust.

NOTE 5 - SECURITIES TRANSACTIONS

During the period ended December 31, 1997, each Portfolio purchased and matured portfolio securities, in the following amounts:

                               PURCHASES                  MATURITIES
--------------------------------------------------------------------------------
United States
Dollar Portfolio                $3,978,547,508           $3,924,490,999
--------------------------------------------------------------------------------
Pound Sterling Portfolio  (pound)8,529,021,163     (pound)8,402,385,073
--------------------------------------------------------------------------------
Canadian Dollar Portfolio            nil                     nil
--------------------------------------------------------------------------------
Deutschemark Portfolio               nil                     nil
--------------------------------------------------------------------------------

                                     [LOGO]

                           INTERNATIONAL CURRENCY FUND

                              FINANCIAL HIGHLIGHTS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                  UNITED STATES    POUND STERLING      CANADIAN DOLLAR       DEUTSCHEMARK
                                                DOLLAR PORTFOLIO*     PORTFOLIO**         PORTFOLIO***       PORTFOLIO***

RATIOS/SUPPLEMENTAL DATA:

   Net assets, end of period (`000)                   $54,027      (pound)128,038                   -                -
   Ratio of expenses to average net assets
   after waivers and reimbursements                      0.65% (b)           0.24% (b)              -                -
   Ratio of net investment income to average
   net assets after waivers and reimbursements           4.93% (b)           6.56% (b)              -                -
   Ratio of expenses to average net assets (a)           0.85% (b)           0.41% (b)              -                -
   Ratio of net investment
   income to average net assets (a)                      4.73% (b)           6.38% (b)              -                -
   Total Return since inception                          3.00% (c)           4.00% (c)              -                -


* for the period March 26, 1997 (commencement of operations) to December 31, 1997. ** for the period March 3, 1997 (commencement of operations) to December 31, 1997. *** not yet commenced operations

(a) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(b) Annualised
(c) Not annualised


                       See notes to financial statements

                                     [LOGO]


                    FIVE ARROWS SHORT-TERM INVESTMENT TRUST

INVESTMENT ADVISER
Rothschild International Asset
Management Limited
Five Arrows House
St. Swithin's Lane, London EC4N 8NR
United Kingdom

DISTRIBUTOR
Five Arrows Fund Distributors Inc.
3435 Stelzer Road
Columbus, OH 43219-3035

ADMINISTRATOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219-3035

TRANSFER AGENT
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Centre
Brooklyn, NY 11245

AUDITORS
Coopers & Lybrand L.L.P
One Post Office Square
Boston, MA 02109

COUNSEL:
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109-2881



International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic instability, foreign taxation and differences in auditing and other financial standards.

The Fund is AAAm rated by Standard & Poor's. This rating is historical and is based upon the Fund's credit quality, market exposure and management. It signifies that the Fund's safety is excellent and that it has a superior capacity to maintain a US$1.00/(pound)1.00/DM 1/C$1.00 per share.

                                     [LOGO]

                                   ROTHSCHILD
                                ASSET MANAGEMENT


                                                                            2/98